FEDERATED HERMES INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INSURANCE SERIES (the “Registrant”)

Federated Hermes Government Money Fund II

Service Shares

Federated Hermes High Income Bond Fund II

Primary Shares

Service Shares

Federated Hermes Kaufmann Fund II

Primary Shares

Service Shares

Federated Hermes Managed Volatility Fund II

Primary Shares

Service Shares

Federated Hemes Quality Bond Fund II

Primary Shares

Service Shares

Federated Hermes Fund for U.S. Government Securities II

(collectively, the “Funds”)

1933 Act File No. 033-69268 1940 Act File No. 811-08042

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Fund(s) which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 92 on April 24, 2025.

If you have any questions on the enclosed material, please contact M. Allison Miller at allison.miller@federatedhermes.com or (412) 288-8652.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary